Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash	$ 309,730	$ 770,114		$ 1,212,755
Prepaid income taxes	9,620	4,549
Prepaid expenses and other current assets	103,577	146,979		326,308
Total Current Assets	422,927	921,642		1,539,063
Investments held in Trust Account	100,126,108	100,339,379		100,154,572
Total Assets	100,549,035	101,261,021		101,693,635
Current liabilities
Accounts payable and accrued expenses	328,928	269,451		95,139
Income taxes payable				16,225
Total Current Liabilities	328,928	269,451		111,364
Warrant liability	10,430,000	13,130,000		7,240,000
Deferred underwriting fee payable	3,500,000	3,500,000		3,500,000
Total Liabilities	14,258,928	16,899,451		10,851,364
Commitments and Contingencies
Class A common stock subject to possible redemption, 8,129,010 and 7,936,156 shares at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively	81,290,100	79,361,560		85,842,270
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	10,148,114	12,076,635		5,595,951
Accumulated deficit	(5,148,544)	(7,077,081)		(596,380)
Total Stockholders’ Equity	5,000,007	5,000,010		5,000,001
Total Liabilities and Stockholders’ Equity	100,549,035	101,261,021		101,693,635
Jasper Therapeutics, Inc.
Current assets
Cash	16,757,000	19,838,000		27,163,000
Prepaid expenses and other current assets	1,216,000	247,000
Total Current Assets	17,973,000	20,685,000		27,163,000
Total Assets	26,091,000	23,357,000		27,211,000
Current liabilities
Accounts payable	4,612,000	1,417,000		623,000
Current portion of operating lease liabilities	424,000
Accrued expenses and other current liabilities	4,117,000	2,595,000		1,370,000
Total Current Liabilities	9,153,000	4,012,000		1,993,000
Derivative tranche liability		8,158,000		4,053,000
Non-current portion of operating lease liabilities	2,642,000	1,624,000
Other non-current liabilities	648,000	853,000		63,000
Warrant liability		8,158,000		4,053,000
Total Liabilities	12,443,000	14,647,000		6,109,000
Commitments and Contingencies
Redeemable convertible preferred stock: $0.001 par value – 69,136,757 shares authorized at December 31, 2020 and June 30, 2021; 54,820,596 and 69,136,742 shares issued and outstanding at December 31, 2020 and June 30, 2021, respectively; liquidation value $41,165 and $51,915 at December 31, 2020 and June 30, 2021, respectively	66,249,000	43,840,000		25,836,000
Stockholders’ Equity
Common stock: $0.001 par value – 177,841,414 shares authorized at December 31, 2019 and 2020; 9,544,882 and 9,812,035 shares issued and outstanding at December 31, 2019 and 2020, respectively	10,000	10,000		10,000
Additional paid-in capital	2,370,000	1,673,000		400,000
Accumulated deficit	(54,981,000)	(36,813,000)		(5,144,000)
Total Stockholders’ Equity	(52,601,000)	(35,130,000)		(4,734,000)
Total Liabilities and Stockholders’ Equity	26,091,000	23,357,000		27,211,000
Current assets:
Other receivables		600,000
Property and equipment, net	2,832,000	693,000
Operating lease right-of-use assets, net	1,215,000	1,336,000
Restricted cash	345,000	345,000
Other non-current assets	3,726,000	298,000		48,000
Class A Common Stock
Stockholders’ Equity
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 1,870,990 and 2,063,844 issued and outstanding (excluding 8,129,010 and 7,936,156 shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	187	206		142
Class B Common Stock
Stockholders’ Equity
Class B common stock, $0.0001 par value; 10,000,000 shares authorized; 2,500,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020	$ 250	$ 250	[1]	$ 288	[1]

[1]	At December 31, 2019, included up to 375,000 Class B shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (see Note 5).